GUARANTOR FINANCIAL INFORMATION - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GUARANTOR FINANCIAL INFORMATION
18. GUARANTOR FINANCIAL INFORMATION
Products Corporation’s 5¾% Senior Notes are fully and unconditionally guaranteed on a senior basis by Products Corporation’s domestic subsidiaries (other than certain immaterial subsidiaries) that also guarantee Products Corporation’s obligations under its Amended Credit Agreements (the “Guarantor Subsidiaries”).
The following Condensed Consolidating Financial Statements present the financial information as of June 30, 2016 and December 31, 2015, and for each of the three and six months ended June 30, 2016 and 2015 for: (i) Products Corporation on a stand-alone basis; (ii) the Guarantor Subsidiaries on a stand-alone basis; (iii) the subsidiaries of Products Corporation that do not guarantee Products Corporation’s 5¾% Senior Notes (the “Non-Guarantor Subsidiaries”) on a stand-alone basis; and (iv) Products Corporation, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis. The Condensed Consolidating Financial Statements are presented on the equity method, under which the investments in subsidiaries are recorded at cost and adjusted for the applicable share of the subsidiary’s cumulative results of operations, capital contributions, distributions and other equity changes. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Balance Sheets
As of June 30, 2016
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$61.9	$71.4	$52.5	$—	$185.8
Trade receivables, less allowances for doubtful accounts	93.9	45.3	129.2	—	268.4
Inventories	92.5	38.0	79.1	—	209.6
Prepaid expenses and other	154.6	6.8	40.1	—	201.5
Intercompany receivables	778.9	451.2	79.2	(1,309.3)	—
Investment in subsidiaries	576.4	(6.2)	—	(570.2)	—
Property, plant and equipment, net	127.4	26.7	62.7	—	216.8
Deferred income taxes	7.2	—	34.5	—	41.7
Goodwill	182.4	30.0	264.3	—	476.7
Intangible assets, net	53.8	152.8	122.3	—	328.9
Other assets	50.6	13.4	25.4	—	89.4
Total assets	$2,179.6	$829.4	$889.3	$(1,879.5)	$2,018.8
LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$—	$14.1	$—	$14.1
Current portion of long-term debt	6.7	—	0.1	—	6.8
Accounts payable	74.2	28.7	84.7	—	187.6
Accrued expenses and other	134.4	16.5	82.3	—	233.2
Intercompany payables	427.6	461.3	420.4	(1,309.3)	—
Long-term debt	1,783.1	—	0.5	—	1,783.6
Other long-term liabilities	211.1	5.9	34.0	—	251.0
Total liabilities	2,637.1	512.4	636.1	(1,309.3)	2,476.3
Stockholder’s deficiency	(457.5)	317.0	253.2	(570.2)	(457.5)
Total liabilities and stockholder’s deficiency	$2,179.6	$829.4	$889.3	$(1,879.5)	$2,018.8

Condensed Consolidating Balance Sheets
As of December 31, 2015
(as adjusted)
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$141.5	$93.0	$92.4	$—	$326.9
Trade receivables, less allowances for doubtful accounts	79.7	44.5	120.7	—	244.9
Inventories	88.1	34.5	61.2	—	183.8
Prepaid expenses and other	136.9	3.3	30.5	—	170.7
Intercompany receivables	692.1	366.5	95.2	(1,153.8)	—
Investment in subsidiaries	591.0	16.3	—	(607.3)	—
Property, plant and equipment, net	124.8	28.1	62.4	—	215.3
Deferred income taxes	5.8	—	44.0	—	49.8
Goodwill	182.4	30.0	257.3	—	469.7
Intangible assets, net	56.6	156.7	104.7	—	318.0
Other assets	49.4	9.6	25.1	—	84.1
Total assets	$2,148.3	$782.5	$893.5	$(1,761.1)	$2,063.2
LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$—	$11.3	$—	$11.3
Current portion of long-term debt	29.9	—	0.1	—	30.0
Accounts payable	85.3	29.2	86.8	—	201.3
Accrued expenses and other	175.1	18.9	78.4	—	272.4
Intercompany payables	360.4	401.0	392.4	(1,153.8)	—
Long-term debt	1,783.2	—	0.5	—	1,783.7
Other long-term liabilities	206.0	0.8	49.3	—	256.1
Total liabilities	2,639.9	449.9	618.8	(1,153.8)	2,554.8
Stockholder's deficiency	(491.6)	332.6	274.7	(607.3)	(491.6)
Total liabilities and stockholder’s deficiency	2,148.3	782.5	893.5	(1,761.1)	2,063.2

Condensed Consolidating Statements of Income and Comprehensive Income
For the Three Months Ended June 30, 2016
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$229.4	$85.6	$187.8	$(13.9)	$488.9
Cost of sales	83.0	31.8	70.6	(13.9)	171.5
Gross profit	146.4	53.8	117.2	—	317.4
Selling, general and administrative expenses	123.7	37.2	95.9	—	256.8
Acquisition and integration costs	5.2	—	0.3	—	5.5
Restructuring charges and other, net	(0.2)	0.1	0.6	—	0.5
Operating income	17.7	16.5	20.4	—	54.6
Other expenses (income):
Intercompany interest, net	(2.0)	(0.2)	2.2	—	—
Interest expense	20.7	—	0.2	—	20.9
Amortization of debt issuance costs	1.4	—	—	—	1.4
Foreign currency losses (gains), net	1.8	(0.6)	7.3	—	8.5
Miscellaneous, net	(12.5)	(3.2)	15.9	—	0.2
Other expenses (income), net	9.4	(4.0)	25.6	—	31.0
Income (loss) from continuing operations before income taxes	8.3	20.5	(5.2)	—	23.6
(Benefit from) provision for income taxes	(3.8)	12.8	2.8	—	11.8
Income (loss) from continuing operations	12.1	7.7	(8.0)	—	11.8
Loss from discontinued operations, net of taxes	—	—	(2.5)	—	(2.5)
Equity in loss of subsidiaries	(2.8)	(6.2)	—	9.0	—
Net income (loss)	$9.3	$1.5	$(10.5)	$9.0	$9.3
Other comprehensive income (loss)	4.8	(3.1)	(5.4)	8.5	4.8
Total comprehensive income (loss)	$14.1	$(1.6)	$(15.9)	$17.5	$14.1

Condensed Consolidating Statements of Income and Comprehensive Income
For the Three Months Ended June 30, 2015
	Products Corporation	Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$268.4	$85.3		$178.6	$(49.9)	$482.4
Cost of sales	114.4	33.0		63.8	(49.9)	161.3
Gross profit	154.0	52.3		114.8	—	321.1
Selling, general and administrative expenses	119.3	40.2		97.4	—	256.9
Acquisition and integration costs	4.7	—		—	—	4.7
Restructuring charges and other, net	(0.7)	0.6	—	(3.5)	—	(3.6)
Operating income	30.7	11.5		20.9	—	63.1
Other expenses (income):
Intercompany interest, net	(2.1)	—		2.1	—	—
Interest expense	20.3	—		0.2	—	20.5
Amortization of debt issuance costs	1.4	—		—	—	1.4
Foreign currency (gains), net	(1.4)	—		(6.5)	—	(7.9)
Miscellaneous, net	11.4	(2.9)		(8.3)	—	0.2
Other expenses (income), net	29.6	(2.9)		(12.5)	—	14.2
Income from continuing operations before income taxes	1.1	14.4		33.4	—	48.9
Provision for income taxes	9.5	9.5		2.4	—	21.4
Loss (income) from continuing operations	(8.4)	4.9		31.0	—	27.5
Income from discontinued operations, net of taxes	—	—		—	—	—
Equity in loss of subsidiaries	35.9	22.6		—	(58.5)	—
Net income	$27.5	$27.5		$31.0	$(58.5)	$27.5
Other comprehensive income (loss)	2.5	(1.8)		1.8	—	2.5
Total comprehensive income	$30.0	$25.7		$32.8	$(58.5)	$30.0

Condensed Consolidating Statements of Income and Comprehensive Income
For the Six Months Ended June 30, 2016
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$428.1	$168.6	$346.0	$(14.2)	$928.5
Cost of sales	145.2	62.2	132.2	(14.2)	325.4
Gross profit	282.9	106.4	213.8	—	603.1
Selling, general and administrative expenses	247.7	72.8	182.1	—	502.6
Acquisition and integration costs	5.6	—	0.4	—	6.0
Restructuring charges and other, net	—	0.7	1.1	—	1.8
Operating income	29.6	32.9	30.2	—	92.7
Other expenses (income):
Intercompany interest, net	(4.3)	0.1	4.2	—	—
Interest expense	41.6	—	0.3	—	41.9
Amortization of debt issuance costs	2.9	—	—	—	2.9
Foreign currency losses (gains), net	2.1	(0.3)	3.3	—	5.1
Miscellaneous, net	(34.7)	3.8	31.4	—	0.5
Other expenses, net	7.6	3.6	39.2	—	50.4
Income (loss) from continuing operations before income taxes	22.0	29.3	(9.0)	—	42.3
(Benefit from) provision for income taxes	(8.5)	26.2	0.2	—	17.9
Income (loss) from continuing operations	30.5	3.1	(9.2)	—	24.4
Loss from discontinued operations, net of taxes	—	—	(2.1)	—	(2.1)
Equity in loss of subsidiaries	(8.2)	(12.1)	—	20.3	—
Net income (loss)	$22.3	$(9.0)	$(11.3)	$20.3	$22.3
Other comprehensive income (loss)	8.4	(7.5)	(8.2)	15.7	8.4
Total comprehensive income (loss)	$30.7	$(16.5)	$(19.5)	$36.0	$30.7

Condensed Consolidating Statements of Income and Comprehensive Income
For the Six Months Ended June 30, 2015
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$511.8	$166.3	$334.8	$(92.0)	$920.9
Cost of sales	215.6	60.7	119.3	(92.0)	303.6
Gross profit	296.2	105.6	215.5	—	617.3
Selling, general and administrative expenses	245.8	68.8	189.2	—	503.8
Acquisition and integration costs	5.9	—	—	—	5.9
Restructuring charges and other, net	(0.5)	0.7	(3.3)	—	(3.1)
Operating income	45.0	36.1	29.6	—	110.7
Other expenses (income):
Intercompany interest, net	(4.1)	(0.1)	4.2	—	—
Interest expense	40.3	—	0.2	—	40.5
Amortization of debt issuance costs	2.8	—	—	—	2.8
Foreign currency (gains) losses, net	(1.2)	(0.5)	9.7	—	8.0
Miscellaneous, net	(6.2)	(1.4)	7.8	—	0.2
Other expenses (income), net	31.6	(2.0)	21.9	—	51.5
Income from continuing operations before income taxes	13.4	38.1	7.7	—	59.2
Provision for income taxes	11.0	18.1	1.9	—	31.0
Income from continuing operations	2.4	20.0	5.8	—	28.2
Loss from discontinued operations, net of taxes	—	—	(0.1)	—	(0.1)
Equity in loss of subsidiaries	25.7	12.4	—	(38.1)	—
Net income	$28.1	$32.4	$5.7	$(38.1)	$28.1
Other comprehensive loss	(11.1)	(2.8)	(13.3)	16.1	(11.1)
Total comprehensive income (loss)	$17.0	$29.6	$(7.6)	$(22.0)	$17.0

Condensed Consolidating Statements of Cash Flows
For the Six Months Ended June 30, 2016
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$(27.2)	$(20.4)	$(9.6)	$—	$(57.2)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(13.2)	(1.2)	(4.2)	—	(18.6)
Business acquisition	—	—	(29.2)	—	(29.2)
Proceeds from the sale of certain assets	—	0.4	—	—	0.4
Net cash used in investing activities	(13.2)	(0.8)	(33.4)	—	(47.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(11.2)	—	2.8	—	(8.4)
Repayments under the Acquisition Term Loan	(15.1)	—	—	—	(15.1)
Prepayments under the 2011 Term Loan	(11.5)	—	—	—	(11.5)
Other financing activities	(1.4)	—	(0.2)	—	(1.6)
Net cash (used in) provided by financing activities	(39.2)	—	2.6	—	(36.6)
Effect of exchange rate changes on cash and cash equivalents	—	(0.4)	0.5	—	0.1
Net decrease in cash and cash equivalents	(79.6)	(21.6)	(39.9)	—	(141.1)
Cash and cash equivalents at beginning of period	$141.5	$93.0	$92.4	$—	$326.9
Cash and cash equivalents at end of period	$61.9	$71.4	$52.5	$—	$185.8

Condensed Consolidating Statements of Cash Flows
Six Months Ended June 30, 2015
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	$(1.7)	$(0.3)	$4.5	$—	$2.5
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(10.6)	(2.5)	(4.1)	—	(17.2)
Business acquisition, net of cash acquired	—	—	(34.2)	—	(34.2)
Proceeds from the sale of certain assets	0.4	1.5	0.1	—	2.0
Net cash used in investing activities	(10.2)	(1.0)	(38.2)	—	(49.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in short-term borrowings and overdraft	4.0	—	2.6	—	6.6
Repayments under the Acquisition Term Loan	(15.9)	—	—	—	(15.9)
Prepayments under the 2011 Term Loan	(12.1)	—	—	—	(12.1)
Other financing activities	(1.9)	—	(0.2)	—	(2.1)
Net cash (used in) provided by financing activities	(25.9)	—	2.4	—	(23.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	(5.9)	—	(5.9)
Net decrease in cash and cash equivalents	(37.8)	(1.3)	(37.2)	—	(76.3)
Cash and cash equivalents at beginning of period	$104.2	$88.1	$83.0	$—	$275.3
Cash and cash equivalents at end of period	$66.4	$86.8	$45.8	$—	$199.0

22. GUARANTOR FINANCIAL INFORMATION

Products Corporation's 5¾% Senior Notes are fully and unconditionally guaranteed on a senior basis by Products Corporation's domestic subsidiaries (other than certain immaterial subsidiaries) that guarantee Products Corporation's obligations under its Amended Credit Agreements (the "Guarantor Subsidiaries").

The following Condensed Consolidating Financial Statements present the financial information as of December 31, 2015 and December 31, 2014, and for the years ended December 31, 2015, 2014 and 2013 for (i) Products Corporation on a stand-alone basis, (ii) the Guarantor Subsidiaries on a stand-alone basis (iii) the subsidiaries of Products Corporation that do not guarantee Products Corporation's 5¾% Senior Notes (the "Non-Guarantor Subsidiaries") on a stand-alone basis; and (iv) Products Corporation, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis. The Condensed Consolidating Financial Statements are presented on the equity method, under which the investments in subsidiaries are recorded at cost and adjusted to the applicable share of the subsidiary's cumulative results of operations, capital contributions, distributions and other equity changes. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Balance Sheets
As of December 31, 2015
	Products Corporation	Guarantor Subsidiaries (a)	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Cash and cash equivalents	$141.5	$93.0	$92.4	$—	$326.9
Trade receivables, less allowances for doubtful accounts	79.7	44.5	120.7	—	244.9
Inventories	88.1	34.5	61.2	—	183.8
Deferred income taxes - current	49.4	—	8.6	—	58.0
Prepaid expenses and other	136.9	3.3	30.5	—	170.7
Intercompany receivables	692.1	366.5	95.2	(1,153.8)	—
Investment in subsidiaries	591.0	16.3	—	(607.3)	—
Property, plant and equipment, net	124.8	28.1	62.4	—	215.3
Deferred income taxes - noncurrent	3.1	—	35.4	—	38.5
Goodwill	182.4	30.0	257.3	—	469.7
Intangible assets, net	56.6	156.7	104.7	—	318.0
Other assets	69.4	9.6	25.1	—	104.1
Total assets	$2,215.0	$782.5	$893.5	$(1,761.1)	$2,129.9
LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$—	$11.3	$—	$11.3
Current portion of long-term debt	29.9	—	0.1	—	30.0
Accounts payable	85.3	29.2	86.8	—	201.3
Accrued expenses and other	175.1	18.9	78.4	—	272.4
Intercompany payables	360.4	401.0	392.4	(1,153.8)	—
Long-term debt	1,803.2	—	0.5	—	1,803.7
Other long-term liabilities	252.7	0.8	49.3	—	302.8
Total liabilities	2,706.6	449.9	618.8	(1,153.8)	2,621.5
Stockholder’s deficiency	(491.6)	332.6	274.7	(607.3)	(491.6)
Total liabilities and stockholder’s deficiency	$2,215.0	$782.5	$893.5	$(1,761.1)	$2,129.9

(a) In January 2015, a newly-formed U.S.-domiciled entity in the Professional segment became an additional guarantor under Products Corporation’s Amended Term Loan Facility, Amended Revolving Credit Facility and the indenture for Products Corporation’s 5¾% Senior Notes. In connection with the CBB Acquisition, in May 2015 the Company’s newly-formed U.S.-domiciled subsidiary, RML, LLC, also became an additional guarantor under such debt instruments.

Condensed Consolidating Balance Sheets
As of December 31, 2014
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$104.2	$88.1	$83.0	$—	$275.3
Trade receivables, less allowances for doubtful accounts	87.8	39.7	111.4	—	238.9
Inventories	75.5	30.6	50.5	—	156.6
Deferred income taxes - current	46.2	—	12.2	—	58.4
Prepaid expenses and other	119.0	6.2	24.8	—	150.0
Intercompany receivables	992.5	630.0	129.6	(1,752.1)	—
Investment in subsidiaries	562.8	(161.4)	—	(401.4)	—
Property, plant and equipment, net	112.4	28.0	71.6	—	212.0
Deferred income taxes - noncurrent	22.6	—	12.2	—	34.8
Goodwill	185.8	30.0	248.3	—	464.1
Intangible assets, net	53.2	164.6	110.0	—	327.8
Other assets	83.2	2.9	27.2	—	113.3
Total assets	$2,445.2	$858.7	$880.8	$(2,153.5)	$2,031.2
LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$—	$6.6	$—	$6.6
Current portion of long-term debt	31.5	—	—	—	31.5
Accounts payable	68.3	19.0	66.2	—	153.5
Accrued expenses and other	159.0	24.5	89.8	—	273.3
Intercompany payables	672.9	703.6	375.6	(1,752.1)	—
Long-term debt	1,831.7	—	0.7	—	1,832.4
Other long-term liabilities	238.8	4.4	47.7	—	290.9
Total liabilities	3,002.2	751.5	586.6	(1,752.1)	2,588.2
Stockholder’s deficiency	(557.0)	107.2	294.2	(401.4)	(557.0)
Total liabilities and stockholder’s deficiency	$2,445.2	$858.7	$880.8	$(2,153.5)	$2,031.2

Condensed Consolidating Statements of Income and Comprehensive Income
Twelve Months Ended December 31, 2015
	Products Corporation	Guarantor Subsidiaries (a)	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$1,049.4	$340.4	$730.7	$(206.2)	$1,914.3
Cost of sales	466.0	129.4	278.6	(206.2)	667.8
Gross profit	583.4	211.0	452.1	—	1,246.5
Selling, general and administrative expenses	495.0	131.2	367.3	—	993.5
Acquisition and integration costs	7.1	—	0.9	—	8.0
Restructuring charges and other, net	6.6	0.4	3.5	—	10.5
Impairment Charge	9.7	—	—	—	9.7
Operating income	65.0	79.4	80.4	—	224.8
Other expenses (income):
Intercompany interest, net	(8.2)	(0.1)	8.3	—	—
Interest expense	82.5	—	0.8	—	83.3
Amortization of debt issuance costs	5.7	—	—	—	5.7
Foreign currency (gains) losses, net	0.4	(0.6)	15.9	—	15.7
Miscellaneous, net	(54.2)	(0.1)	54.7	—	0.4
Other expenses (income), net	26.2	(0.8)	79.7	—	105.1
Income (loss) from continuing operations before income taxes	38.8	80.2	0.7	—	119.7
Provision for income taxes	16.0	36.2	2.2	—	54.4
(Loss) income from continuing operations	22.8	44.0	(1.5)	—	65.3
Income (loss) from discontinued operations, net of taxes	—	—	(3.2)	—	(3.2)
Equity in income of subsidiaries	39.3	43.1	—	(82.4)	—
Net income (loss)	$62.1	$87.1	$(4.7)	$(82.4)	$62.1
Other comprehensive (loss) income	(2.1)	(1.5)	(18.8)	20.3	(2.1)
Total comprehensive (loss) income	$60.0	$85.6	$(23.5)	$(62.1)	$60.0

(a) In January 2015, a newly-formed U.S.-domiciled entity in the Professional segment became an additional guarantor under Products Corporation’s Amended Term Loan Facility, Amended Revolving Credit Facility and the indenture for Products Corporation’s 5¾% Senior Notes. In connection with the CBB Acquisition, in May 2015 the Company’s newly-formed U.S.-domiciled subsidiary, RML, LLC, also became an additional guarantor under such debt instruments.

Condensed Consolidating Statements of Income and Comprehensive Income
Twelve Months Ended December 31, 2014
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$1,001.1	$356.8	$771.5	$(188.4)	$1,941.0
Cost of sales	430.5	146.9	279.3	(188.4)	668.3
Gross profit	570.6	209.9	492.2	—	1,272.7
Selling, general and administrative expenses	466.6	133.3	399.8	—	999.7
Acquisition and integration costs	6.4	—	—	—	6.4
Restructuring charges and other, net	2.9	3.3	15.1	—	21.3
Operating income	94.7	73.3	77.3	—	245.3
Other expenses (income):
Intercompany interest, net	(8.0)	(0.4)	8.4	—	—
Interest expense	83.6	0.1	0.7	—	84.4
Amortization of debt issuance costs	5.5	—	—	—	5.5
Loss on extinguishment of debt, net	2.0	—	—	—	2.0
Foreign currency (gains) losses, net	(3.1)	(0.1)	28.2	—	25.0
Miscellaneous, net	(48.0)	(8.2)	57.4	—	1.2
Other expenses (income), net	32.0	(8.6)	94.7	—	118.1
Income (loss) from continuing operations before income taxes	62.7	81.9	(17.4)	—	127.2
Provision for income taxes	85.8	(8.4)	3.8	—	81.2
(Loss) income from continuing operations	(23.1)	90.3	(21.2)	—	46.0
Income (loss) from discontinued operations, net of taxes	0.2	—	1.1	—	1.3
Equity in income of subsidiaries	70.2	1.5	—	(71.7)	—
Net income (loss)	$47.3	$91.8	$(20.1)	$(71.7)	$47.3
Other comprehensive (loss) income	(93.4)	9.3	(15.8)	6.5	(93.4)
Total comprehensive (loss) income	$(46.1)	$101.1	$(35.9)	$(65.2)	$(46.1)

Condensed Consolidating Statements of Income and Comprehensive Income
Twelve Months Ended December 31, 2013
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$972.8	$90.5	$626.6	$(195.2)	$1,494.7
Cost of sales	438.4	45.6	256.3	(195.2)	545.1
Gross profit	534.4	44.9	370.3	—	949.6
Selling, general and administrative expenses	418.1	37.8	267.7	—	723.6
Acquisition and integration costs	24.2	—	1.2	—	25.4
Restructuring charges and other, net	—	0.4	3.1	—	3.5
Operating income	92.1	6.7	98.3	—	197.1
Other expenses (income):
Intercompany interest, net	(0.8)	(0.6)	6.2	—	4.8
Interest expense	72.9	0.3	0.6	—	73.8
Amortization of debt issuance costs	3.5	—	—	—	3.5
Loss on extinguishment of debt, net	29.7	—	—	—	29.7
Foreign currency losses (gains), net	3.2	1.3	(0.8)	—	3.7
Miscellaneous, net	(2.4)	(11.5)	14.9	—	1.0
Other expenses (income), net	106.1	(10.5)	20.9	—	116.5
(Loss) income from continuing operations before income taxes	(14.0)	17.2	77.4	—	80.6
Provision for income taxes	39.9	0.3	8.4	—	48.6
(Loss) Income from continuing operations	(53.9)	16.9	69.0	—	32.0
Income (loss) from discontinued operations, net of taxes	0.3	—	(30.7)	—	(30.4)
Equity in income of subsidiaries	55.2	24.6	—	(79.8)	—
Net income (loss)	$1.6	$41.5	$38.3	$(79.8)	$1.6
Other comprehensive income (loss)	58.4	16.7	10.2	(26.9)	58.4
Total comprehensive income (loss)	$60.0	$58.2	$48.5	$(106.7)	$60.0

Condensed Consolidating Statements of Cash Flows
Twelve Months Ended December 31, 2015
	Products Corporation	Guarantor Subsidiaries (a)	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$89.1	$7.9	$58.3	$—	$155.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(29.5)	(5.5)	(13.3)	—	(48.3)
Business acquisitions, net of cash and cash required	(8.1)	—	(33.6)	—	(41.7)
Proceeds from the sale of certain assets	3.5	2.7	—	—	6.2
Net cash used in investing activities	(34.1)	(2.8)	(46.9)	—	(83.8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in short-term borrowings and overdraft	17.3	—	5.7	—	23.0
Repayments under the Acquisition Term Loan	(19.3)	—	—	—	(19.3)
Prepayments under the 2011 Term Loan	(12.1)	—	—	—	(12.1)
Other financing activities	(3.6)	—	(0.1)	—	(3.7)
Net cash (used in) provided by financing activities	(17.7)	—	5.6	—	(12.1)
Effect of exchange rate changes on cash and cash equivalents	—	(0.2)	(7.6)	—	(7.8)
Net increase in cash and cash equivalents	37.3	4.9	9.4	—	51.6
Cash and cash equivalents at beginning of period	104.2	88.1	83.0	—	275.3
Cash and cash equivalents at end of period	$141.5	$93.0	$92.4	$—	$326.9

(a) In January 2015, a newly-formed U.S.-domiciled entity in the Professional segment became an additional guarantor under Products Corporation’s Amended Term Loan Facility, Amended Revolving Credit Facility and the indenture for Products Corporation’s 5¾% Senior Notes. In connection with the CBB Acquisition, in May 2015 the Company’s newly-formed U.S.-domiciled subsidiary, RML, LLC, also became an additional guarantor under such debt instruments.

Condensed Consolidating Statements of Cash Flows
Twelve Months Ended December 31, 2014
	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$77.3	$78.0	$18.7	$—	$174.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(40.3)	(2.4)	(12.8)	—	(55.5)
Proceeds from the sale of certain assets	—	—	3.4	—	3.4
Net cash used in investing activities	(40.3)	(2.4)	(9.4)	—	(52.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(4.2)	(1.9)	1.4	—	(4.7)
Repayment of Non-Contributed Loan	(58.4)	—	—	—	(58.4)
Repayments under the Acquisition Term Loan	(7.0)	—	—	—	(7.0)
Payment of financing costs	(1.8)	—	—	—	(1.8)
Other financing activities	(2.7)	—	(0.5)	—	(3.2)
Net cash (used in) provided by financing activities	(74.1)	(1.9)	0.9	—	(75.1)
Effect of exchange rate changes on cash and cash equivalents	—	(0.1)	(15.5)	—	(15.6)
Net (decrease) increase in cash and cash equivalents	(37.1)	73.6	(5.3)	—	31.2
Cash and cash equivalents at beginning of period (a)	141.3	14.5	88.3	—	244.1
Cash and cash equivalents at end of period	$104.2	$88.1	$83.0	$—	$275.3

(a) In January 2014, Colomer's U.S. subsidiaries became additional guarantors under Products Corporation's Amended Credit Agreements and 5¾% Senior Notes. Accordingly, for cash flow presentation purposes, the cash and cash equivalents at the beginning of the period associated with Colomer's U.S. subsidiaries have been reported under Guarantor Subsidiaries.

Condensed Consolidating Statements of Cash Flows
Twelve Months Ended December 31, 2013
	Products Corporation	Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations		Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$76.9	$4.6		$41.8		$—		123.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(21.1)	(0.6)	—	(6.9)		—		(28.6)
Business acquisition, net of cash and cash equivalents acquired	(627.6)	—		—		—		(627.6)
Insurance proceeds for property, plant and equipment	—	—		13.1		—		13.1
Proceeds from the sale of certain assets	0.3	—		3.4		—		3.7
Net cash (used in) provided by investing activities	(648.4)	(0.6)		9.6		—		(639.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(2.0)	(3.2)		(1.1)		—		(6.3)
Borrowings under the Acquisition Term Loan	698.3	—		—		—		698.3
Proceeds from the issuance of the 5¾% Senior Notes	500.0	—		—		—		500.0
Repayment of the 9¾% Senior Secured Notes	(330.0)	—		—		—		(330.0)
Repayment under the 2011 Term Loan Facility	(113.0)	—		—		—		(113.0)
Repayment of the Contributed Loan	(48.6)	—		—		—		(48.6)
Payment of financing costs	(48.8)	—		—		—		(48.8)
Other financing activities	(2.2)	—		(0.4)		—		(2.6)
Net cash provided by (used in) financing activities	653.7	(3.2)	—	(1.5)	—	—	—	649.0
Effect of exchange rate changes on cash and cash equivalents	—	—		(5.1)		—		(5.1)
Net increase in cash and cash equivalents	82.2	0.8	—	44.8	—	—	—	127.8
Cash and cash equivalents at beginning of period	59.1	—		57.2		—		116.3
Cash and cash equivalents at end of period	141.3	0.8	—	102.0	—	—	—	244.1